UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:   28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins                  Dallas, TX              07-10-12
_____________________________      _______________________   ____________
         [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F
     File Number     Name

     28-11918        American Century Companies, Inc. (on behalf of American
                     Century Investment Management, Inc.)
     28-10120        AQR Capital Management, LLC
     28-05508        Aronson + Johnson + Ortiz, LP
     28-04825        Baillie Gifford & Co. (on behalf of Baillie Gifford
                     Overseas Limited)
     28-1006         Barrow, Hanley, Mewhinney & Strauss, Inc.
     28-12019        BlackRock, Inc. (on behalf of BlackRock Financial
                     Management)
     28-04295        BlackRock Advisors, LLC (on behalf of BlackRock
                     Institutional)
     28-13380        Clifton Group Investment Management Company
     28-10449        Columbus Circle Investors
     28-10957        Genesis Asset Managers, LLP
     28-04981        Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                     Management L.P.)
     28-398          Loomis, Sayles & Company, L.P.
     28-413          Lord, Abbett & Co LLC
     28-06748        Marsico Capital Management, LLC
     28-04968        Massachusetts Financial Services Co (on behalf of MFS
                     Institutional Advisors, Inc.)
     28-03719        McKinley Capital Management, Inc.
     28-11450        Mondrian Investment Partners LTD
     28-290          Northern Trust Corporation (on behalf of Northern Trust
                     Investments, Inc.)
     28-2701         Allianz Global Investors of America L.P. (on behalf of
                     PIMCO)
     28-04643        Payden & Rygel
     28-10372        Philadelphia International Advisors, LP
     28-05014        Rainier Investment Management Inc.
     28-04760        RREEF America LLC
     28-05734        Sands Capital Management, LLC
     28-10621        Shenkman Capital Management, Inc.
     28-11092        TimesSquare Capital Management, LLC
     28-02494        The TCW Group, Inc. (on behalf of TCW Investment Management
                     Company)
     28-12572        Tradewinds Global Investors, LLC
     28-02924        Turner Investment Partners, Inc.
     28-1700         Legg Mason, Inc. (on behalf of Western Asset Management
                     Co.)
     28-1700         Legg Mason, Inc. (on behalf of Western Asset Limited)